Shareholder Report, Holdings (Details) - Adirondack Small Cap Fund	Sep. 30, 2024
Conduent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Trustco Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Orthofix Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%
Genworth Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Sirius Point [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Virtu Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Healthcare Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Dole Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Lsi Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Federated Hermes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.58%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.71%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Information Tech [Member]
Holdings [Line Items]
Percent of Total Investments	14.55%
Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.31%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
Reit [Member]
Holdings [Line Items]
Percent of Total Investments	6.07%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%